U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Capital Trust, 211 Main Street, San Francisco, CA 94105.



2
Name of
each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab Monthly Income Fund  Moderate Payout
Schwab Monthly Income Fund  Enhanced Payout
Schwab Monthly Income Fund  Maximum Payout



3
Investment
Company Act File Number: 811-7704.
Securities Act File Number: 	033-62470.



4 (a)
Last
day of fiscal year for which this Form is filed:
December 31, 2009.



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being
filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last
time the issuer will be filing this Form.



5
Calculation
of registration fee:




    (i)
Aggregate sale price of
securities sold during the fiscal year pursuant to section
24(f):
$113,534,294



   (ii)
Aggregate price of securities
redeemed or repurchased during the fiscal year:

$28,069,500




(iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$0




(iv)
Total available redemption credits [add Items 5(ii) and
5(iii)]:
$28,069,500



   (v)
Net sales - If Item 5(i) is
greater than Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
$85,464,794



 (vi)
Redemption credits available for
use in future years - if Item 5(i) is less than Item
5(iv)[subtract Item 5(iv) from Item (5(i)]:
$0



(vii)
Multiplier
for determining registration fee (See instruction C.9):

X   0.0000713



(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)] enter  " 0 "  if no fee is due.

= $6,094



6
Prepaid Shares


If the response to Item 5(i)
was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest
due - if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (See Instruction D):
+
$0



8
Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
=  $6,094



9
Date
the registration fee and any interest payment was sent to the
Commission's lockbox depository:
March 10, 2010
CIK Number designated to receive payment:
0000904333





Method of Delivery:     N/A






[x] Wire Transfer
[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Assistant
Treasurer, SchwabFunds


Date: March 10, 2010